NOTE 4. OTHER FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2015
Note 4. Other Financing Receivables Net
OTHER FINANCING RECEIVABLES, NET

The following lists the components of other financing receivables, net:

	December 31,	December 31,
	2015	2014
Other financing receivables	$242,543	$12,843
Less: Provision for credit losses	(7,194)	(11)

Other financing receivables, net	$235,349	$12,832

Other financing receivables represent outstanding receivables from CeraPay users, which are due and payable in full on a monthly basis. The users  must pass through an application process and provide guarantees. These users are also encouraged to provide collateral such as a commercial vehicle, security deposit or real estate to obtain extended credit line.

Credit quality of other financing receivables

The carrying amount of the current and past due other financing receivables as of December 31, 2015 and 2014 were as follows:

December 31, 2015	Current	Past due	Total carrying amount

Gross other financing receivables	$208,159	$34,384	$242,543
Less: Provision for credit losses	-	(7,194)	(7,194)
Net other financing receivables, net	$208,159	$27,190	$235,349

December 31, 2014	Current	Past due	Total carrying amount

Gross Other financing receivables	$12,614	$229	$12,843
Less: Provision for credit losses	-	(11)	(11)
Net Other financing receivables, net	$12,614	$218	$12,832

The analysis of the age of the carrying amount of the past due receivables as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014

Less than 90 days	$16,269	$229
Over 90 days	18,115	-
Subtotal	34,384	229
Less: Provision for credit losses	(7,194)	(11)
Total	$27,190	$218

Provision for credit losses charged in the consolidated statement of income  for the CeraPay business was approximately $7,494 and $11 for the years ended December 31, 2015 and 2014, respectively.